LONG-TERM INCENTIVE COMPENSATION (Details) $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2017 shares	Jan. 01, 2022 USD ($) item shares	Jan. 02, 2021 USD ($) shares	Dec. 28, 2019 USD ($) shares
Long-Term Incentive Compensation
Stock option granted | shares		0	0	0
Total intrinsic value of stock options exercised		$ 3.5	$ 4.0	$ 23.5
Proceeds from exercises of stock options		1.0	2.0	10.0
Tax benefit associated with option exercises		0.9	1.0	5.7
Equity Plan
Long-Term Incentive Compensation
Aggregate number of shares available under the plan | shares	5,400,000
Fungible share ratio | shares	1.5
Marketing, general and administrative expense
Long-Term Incentive Compensation
Stock-based compensation expense		37.2	24.0	34.5
Tax benefit		4.6	2.9	4.3
Long-term incentive units | Marketing, general and administrative expense
Long-Term Incentive Compensation
Cash-based awards compensation expense		21.3	13.8	19.1
Tax Benefit		$ 5.1	$ 3.3	$ 4.4
Stock Options
Long-Term Incentive Compensation
Option expiration period		10 years
Stock Options | Ratable vesting
Long-Term Incentive Compensation
Vesting period		4 years
Stock Options | Minimum
Long-Term Incentive Compensation
Purchase price of common stock as a percentage of its fair market value granted to non-employee directors and employees		100.00%
Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Vesting period		4 years
Number of tranches represented by each vesting period | item		1
Number of tranches represented by the entire vesting period | item		4
Market-leveraged stock units (MSUs) | Ratable vesting
Long-Term Incentive Compensation
Vesting period		4 years
Market-leveraged stock units (MSUs) | Minimum | Ratable vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		0.00%
Market-leveraged stock units (MSUs) | Maximum | Ratable vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		200.00%
Market-leveraged long-term incentive units | Ratable vesting
Long-Term Incentive Compensation
Vesting period		4 years
Performance long-term incentive units | Cliff vesting
Long-Term Incentive Compensation
Vesting period		3 years
Performance long-term incentive units | Minimum | Cliff vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		0.00%
Performance long-term incentive units | Maximum | Cliff vesting
Long-Term Incentive Compensation
Shares issued (as a percent)		200.00%
Performance Units (PS) | Minimum | Cliff vesting
Long-Term Incentive Compensation
Vesting period		3 years
Shares issued (as a percent)		0.00%
Performance Units (PS) | Maximum | Cliff vesting
Long-Term Incentive Compensation
Vesting period		4 years
Shares issued (as a percent)		200.00%
Restricted Stock Units (RSUs) | Ratable vesting | Directors
Long-Term Incentive Compensation
Vesting period		1 year
Restricted Stock Units (RSUs) | Minimum | Ratable vesting | Employees
Long-Term Incentive Compensation
Vesting period		3 years
Restricted Stock Units (RSUs) | Maximum | Ratable vesting | Employees
Long-Term Incentive Compensation
Vesting period		4 years
Unvested Stock Options, Performance Units, Restricted Stock Units and Market-leveraged stock units (MSUs)
Long-Term Incentive Compensation
Unrecognized compensation cost related to share based compensation cost		$ 47.0
Unrecognized compensation cost weighted average recognition period		2 years